SHARE-BASED COMPENSATION (Details) (USD $)	12 Months Ended				1 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2006	Jan. 31, 2008	Oct. 04, 2011	Mar. 01, 2013	Feb. 22, 2013	May 11, 2013	Feb. 02, 2013	Jan. 30, 2013	Oct. 31, 2010	May 31, 2012
Share-Based Compensation
Compensation expense	$ 985,772	$ 4,175,756	$ 2,119,171
Options
Share-Based Compensation
Options outstanding (in shares)		2,200,000
Number of options granted under the plan (in shares)	0	0
Unrecognized compensation cost (in dollars)	0
Options | Minimum
Additional disclosures
Average risk-free rate of return (as a percent)		0.18%		0.36%
Expected term		6 months 15 days		2 years 8 months 12 days
Volatility rate (as a percent)		85.62%		51.37%
Options | Maximum
Additional disclosures
Average risk-free rate of return (as a percent)		0.81%		2.27%
Expected term		4 years 9 months		5 years 10 months 17 days
Volatility rate (as a percent)		112.83%		63.63%
Option Modification
Share-Based Compensation
Compensation expense	267,362	11,581	194,146
Number of options under modification plan (in shares)				76,110,625	76,110,625
Incremental compensation cost					1,955,559
Restricted shares
Share-Based Compensation
Number of shares granted and outstanding under the plan		16,211,058
Additional disclosures
Number of shares forfeited under the plan	863,488
Restricted shares | Non-executive directors
Share-Based Compensation
Fair value of shares granted and vested	4,183
Additional disclosures
Number of shares forfeited under the plan	393,750
2006 Plan
Share-Based Compensation
Number of shares authorized for issuance under the plan						63,456,083
Number of shares available for future grant under the plan	0
2006 Plan | Options | Minimum
Share-Based Compensation
Vesting period						0 years
2006 Plan | Options | Maximum
Share-Based Compensation
Period of options						10 years
Vesting period						4 years
2008 Plan
Share-Based Compensation
Number of shares authorized for issuance under the plan							57,370,401
Number of shares available for future grant under the plan	0
2008 Plan | Options
Share-Based Compensation
Options outstanding (in shares)	0
2008 Plan | Options | Maximum
Share-Based Compensation
Period of options							10 years
2008 Plan | Restricted shares
Share-Based Compensation
Number of shares granted and outstanding under the plan	0
2011 Plan
Share-Based Compensation
Number of shares authorized for issuance under the plan														25,358,047
2011 Plan | Options
Share-Based Compensation
Options outstanding (in shares)	0
2011 Plan | Restricted shares
Share-Based Compensation
Number of shares granted and outstanding under the plan	0
2011 Plan | Restricted shares | Employees
Share-Based Compensation
Vesting period								3 years
Fair value of shares granted and vested	278,522	325,077	582,651
Number of shares granted under the plan								11,678,047
Additional disclosures
Fraction of shares vesting on the first anniversary								0.33
Remaining fraction of shares vesting ratably over eight quarters								0.67
Remaining vesting period								2 years
Fair value (in dollars)								2,012,795
2011 Plan | Restricted shares | Non-executive directors
Share-Based Compensation
Vesting period									3 years
Fair value of shares granted and vested		11,952
Number of shares granted under the plan									630,000
Additional disclosures
Fraction of shares vesting on the first anniversary									0.33
Remaining fraction of shares vesting ratably over eight quarters									0.67
Remaining vesting period									2 years
Fair value (in dollars)									43,029
2012 Plan
Share-Based Compensation
Number of shares authorized for issuance under the plan															26,155,837
2012 Plan | Options
Share-Based Compensation
Number of options granted under the plan (in shares)	0
2012 Plan | Restricted shares
Share-Based Compensation
Number of shares granted under the plan	0
2012 Plan | Share appreciation rights
Share-Based Compensation
Number of shares granted under the plan	0
Share option exchange program | Options
Share-Based Compensation
Aggregate shares converted under exchange program		64,850,654
Share option exchange program | Options | Employees | February 2013
Share-Based Compensation
Aggregate shares converted under exchange program										5,725,000
Share option exchange program | Options | Director | May 11, 2013
Share-Based Compensation
Aggregate shares converted under exchange program											17,000,000
Share option exchange program | Options | Directors and employees | February 2013
Share-Based Compensation
Aggregate shares converted under exchange program												42,125,654
Share option exchange program | Restricted shares
Share-Based Compensation
Vesting period													1 year
Number of directors and employees who tendered award under exchange program		36
Aggregate shares issued under exchange program		54,888,589
Compensation expense	441,411	2,495,861
Incremental compensation cost		2,937,272
Share option exchange program | Restricted shares | Employees | February 2013
Share-Based Compensation
Vesting percentage upon termination										100.00%
Number of directors and employees who tendered award under exchange program										5
Aggregate shares issued under exchange program										4,446,000
Fair value of shares granted and vested		425,358
Number of employees terminated		5
Additional disclosures
Fair value (in dollars)										425,358
Share option exchange program | Restricted shares | Director | May 11, 2013
Share-Based Compensation
Aggregate shares issued under exchange program											11,143,435
Fair value of shares granted and vested	282,960	565,921
Additional disclosures
Fair value (in dollars)											848,881
Share option exchange program | Restricted shares | Directors and employees | February 2013
Share-Based Compensation
Number of directors and employees who tendered award under exchange program												31
Aggregate shares issued under exchange program												39,299,154
Fair value of shares granted and vested	376,781	2,533,023
Additional disclosures
Fair value (in dollars)												2,763,298